Stockholders' (Deficiency)/Equity (Details Textual) (USD $)	12 Months Ended
Jul. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Weighted Exercise Price	$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	3 years 6 months 18 days
Number of Shares To be Purchased	74,264,078
Series A Preferred Stock [Member]
Convertible preferred stock, shares issued	1,287
Convertible preferred stock, shares outstanding	1,287
Convertible preferred stock, cumulative percentage of interest	9.00%
Series B Preferred Stock [Member]
Convertible preferred stock, shares issued	1,490
Convertible preferred stock, shares outstanding	1,490
Convertible preferred stock, cumulative percentage of interest	9.00%
Warrants Issued Under Price Protection [Member]
Number of Shares To be Purchased	55,148,530
Warrant Agreement Date March 2008 [Member]
Warrants Price Protection Provisions	The Company's issuance of the following securities will not trigger the price protection provisions of the warrants described above that were issued in connection with the March 2008 private placement. (a) shares of common stock or standard options to the Company's directors, officers, employees or consultants pursuant to a board-approved equity compensation program or other contract or arrangement (up to an aggregate amount of 5,608,926, representing 5% of the common stock issued and outstanding immediately prior to March 31, 2008); (b) shares of common stock issued upon the conversion or exercise of any security, right or other instrument convertible or exchangeable into common stock (or securities exchangeable into common stock) issued prior to March 31, 2008; (c) the shares of common stock issued upon exercise of the warrants issued in March 2008; and (d) shares of common stock and warrants in connection with strategic alliances, acquisitions, mergers, and strategic partnerships, the primary purpose of which is not to raise capital, and which are approved in good faith by the Company's board of directors (up to an aggregate number of 11,217,852, representing 10% of the shares of common stock issued and outstanding immediately prior to March 31, 2008). On July 8, 2011, the Company's issuance of common stock triggered the price protection features of the warrants that were issued in March 2008 resulting in a decrease of the exercise price from $0.25 to $0.15 per share and an increase in the number of warrants from 21,784,410 to 36,307,350.
Increase In Warrants	21,784,410 to 36,307,350
Warrant Agreement Date January March and April 2011 [Member]
Warrants Price Protection Provisions	The Company's issuance of the following securities will not trigger the price protection provisions of the warrants issued on January 25, 2011 and in March and April 2011: (I) (a) shares of common stock or options to employees, officers, or directors of the Company pursuant to plans approved by a majority of the non-employee directors of the Company or pursuant to independent contractors pursuant to other agreements or arrangements in existence as of January 24, 2011, (b) securities issued upon the exercise or exchange of or conversion of any securities issued under the Securities Purchase Agreement dated January 24, 2011 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on January 24, 2011, provided that such securities have not been amended since their issue date through the date of conversion, exercise or exchange to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities (except certain adjustments to warrants expiring in March 2016 and September 2016 are not prohibited), and (c) shares of common stock or warrants to trade vendors of the Company approved by a majority of the non-employee members of the Board of Directors; provided that (II) (i) the shares issued under paragraphs I(a) and I(c) shall not, in the aggregate exceed 1,500,000 shares in each 30-day period during the first 90 days after January 24, 2011, (ii) there is a reasonable relationship between the value of the common stock or options issued pursuant to paragraphs I(a) and I(c) and the value of services rendered or goods provided and (iii) the Company does not rely in whole or in part on the exemptions provided in Sections 3(a)(9) or 3(a)(10) of the Securities Act. On July 8, 2011, the Company's issuance of common stock triggered the price protection features of the warrants that were issued on January 25, 2011 and in March and April 2011 resulting in a decrease of the exercise price from $0.25 to $0.15 per share and an increase in the number of warrants from 16,056,000 to 26,760,001.
Increase In Warrants	16,056,000 to 26,760,001
Warrant Agreement Date August 2012 [Member]
Increase In Warrants	55,148,530 to 103,403,485